INCOME TAXES - Components of Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Amount before income tax
Deferred tax expense on remeasurement of defined benefit liability		$ 5,305		$ (696)		$ 762
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges		2,383		(2,685)		(3,416)
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements				2,117
Deferred tax expense on gain arising from hedge of a net investment in foreign operations		(9,423)		6,488		10,280
Deferred tax expense, before tax		(1,735)		5,224		7,626
Deferred income taxes
Deferred tax expense on remeasurement of defined benefit liability		(1,366)		216		(173)
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges		(577)		658		359
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements				(281)
Deferred tax expense on gain arising from hedge of a net investment in foreign operations		(1,589)		(764)		(45)
Deferred tax expense, tax		(3,532)		(171)		141
Amount net of income taxes
Deferred tax expense on remeasurement of defined benefit liability	[1]	3,939	[2]	(480)	[3]	589	[4]
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	[5]	1,806	[6]	(2,027)	[7]	(3,057)	[8]
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements				1,836
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	[9]	(11,012)	[10]	5,724	[11]	10,235	[12]
Deferred tax expense, net of tax		$ (5,267)		$ 5,053		$ 7,767

[1]	Presented net of deferred income tax expense (benefit) of $1,366 in 2021, ($216) in 2020, and $173 in 2019.
[2]	Presented net of deferred income tax expense of $1,366.
[3]	Presented net of deferred income tax benefit of $216.
[4]	Presented net of deferred income tax expense of $173.
[5]	Presented net of deferred income tax expense (benefit) of $577 in 2021, ($658) in 2020 and ($359) in 2019.
[6]	Presented net of deferred income tax expense of $577.
[7]	Presented net of deferred income tax benefit of $658.
[8]	Presented net of deferred income tax benefit of $359
[9]	Presented net of deferred income tax expense of $1,589 in 2021, $764 in 2020 and $45 in 2019.
[10]	Presented net of deferred income tax expense of $1,589.
[11]	Presented net of deferred income tax expense of $764.
[12]	Presented net of deferred income tax expense of $45.